Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments Details 1
Balance at Beginning of period	$ 5,684	$ 4,670
Level 3 liabilities acquired	2,149	868
Level 3 liabilities settled	(805)	(984)
Adjustments to liabilities included in earnings	52	1,130
Balance at End of period	$ 7,080	$ 5,684